SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON RECURRING BASIS

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy used to determine such fair values:

Fair Value Measurements
as of December 31, 2023 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration	—	—	—	—
	$—	$—	$—	$—

	Fair Value Measurements
	as of December 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration	—	—	12,098,475	12,098,475
	$—	$—	$12,098,475	$12,098,475

SCHEDULE OF CHANGES IN ACQUISITION-RELATED CONTINGENT CONSIDERATION

Contingent
Consideration
Liability
Balance as of December 31, 2022	$12,098,475
Norwest Waiver - settlement of Bailey44 contingent consideration	(10,698,475)
H&J Settlement Agreement - settlement of H&J contingent consideration	(1,400,000)
Outstanding as of December 31, 2023	$—

SCHEDULE OF CONTINGENT CONSIDERATION
	December 31,
	2023	2022
Bailey	$—	10,698,475
Harper & Jones	—	1,400,000
	$—	$12,098,475

SCHEDULE OF CHANGES IN DERIVATIVE LIABILITY

Derivative
Liability
Outstanding as of December 31, 2021	$2,294,720
Initial fair value on issuance of convertible note	559,957
Conversion of underlying notes into common stock	(1,500,243)
Change in fair value	(1,354,434)
Outstanding as of December 31, 2022	—
Initial fair value on issuance of convertible note	—
Change in fair value	—
Outstanding as of December 31, 2023	$—

SCHEDULE OF INVENTORY

Inventory consisted of the following:

	September 30,	December 31,
	2024	2023
Raw materials	$722,963	$695,580
Work in process	608,432	585,387
Finished goods	3,709,123	3,568,633
Inventory	$5,040,518	$4,849,600
Inventory consisted of the following:
	December 31,
	2023	2022
Raw materials	$695,580	$1,611,134
Work in process	585,387	888,643
Finished goods	3,568,633	2,622,787
Inventory	$4,849,600	$5,122,564

SCHEDULE OF FINITE-LIVED INTANGIBLE ASSETS ACQUIRED AS PART OF BUSINESS COMBINATION

Intangible assets are established with business combinations and consist of brand names and customer relationships. Intangible assets with finite lives are recorded at their estimated fair value at the date of acquisition and are amortized over their estimated useful lives using the straight- line method. The estimated useful lives of amortizable intangible assets are as follows:

Customer relationships	3 years

SCHEDULE OF GOODWILL AND INTANGIBLE IMPAIRMENT

The following is a summary of goodwill and intangible impairment recorded pertaining to each entity:

	Year Ended December 31,
	2023	2022
Bailey brand name	$—	$2,182,000
Harper & Jones brand name	—	1,485,000
Total impairment of intangibles	—	3,667,000
Bailey goodwill	—	3,321,095
Harper & Jones goodwill	—	8,551,237
Total impairment of goodwill	—	11,872,332
Total impairment	$—	$15,539,332

SCHEDULE OF POTENTIALLY DILUTIVE ITEMS OUTSTANDING

	September 30,
	2024	2023
Series A convertible preferred stock	542	542
Series C convertible preferred stock	1,499	6,428
Common stock warrants	914	4,755
Stock options	31	31
Total potentially dilutive shares	2,986	11,756

	December 31,
	2023	2022
Convertible notes	-	758
Series A convertible preferred stock	542	86
Series C convertible preferred stock	5,340	-
Common stock warrants	23,604	3,535
Stock options	31	31
Total potentially dilutive shares	29,518	4,411